DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
Solar Tech K.K.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand USD
Current Assets	924
Cash and cash equivalents	628
Trade and other receivables	213
Deferred tax assets	83
Non-current Assets	4,578
IPP solar parks	3,758
Long term deposit and others	820
Current Liabilities	(696)
Trade and other payables	(689)
Tax payable	(7)
Non-current Liabilities	(6,484)
Borrowings	(6,484)
Net liabilities disposed of	(1,678)

Schedule of gain (loss) on disposal of subsidiary
Thousand USD
Cash Consideration received	8
Net liabilities disposed of	1,678
Gain on disposal of a subsidiary	1,686

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand USD
Cash and cash equivalent balances disposed of	628
Cash received as consideration	8
Net cash outflow arising on disposal	620

1088526 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand USD
Current Assets	3,882
Cash and cash equivalents	3,260
Trade and other receivables	397
Other current asset	225
Non-current Assets	13,089
IPP solar parks	13,089
Current Liabilities	(1,036)
Trade and other payables	(134)
Borrowing	(902)
Non-current Liabilities	(16,957)
Long-term borrowing	(15,539)
Swap liability	(1,418)
Net liabilities disposed of	(1,022)

Schedule of gain (loss) on disposal of subsidiary

Thousand USD
Cash Consideration received in:	7,998
Net liabilities disposed of	1,022
Cumulative gain/loss on hedging instrument reclassified from equity on loss of control of subsidiary	(1,126)
Re-evaluate fair value of residual investment	2,188
Gain on disposal of a subsidiary	10,082

Schedule of net cash inflow (outflow) on disposal of subsidiary

Net cash inflow on disposal of a subsidiary is as follows:

Thousand USD
Consideration received in cash and cash equivalent	7,998
Less: Cash and cash equivalent balances disposed of	(3,260)
Net cash inflow arising on disposal	4,738

1091187 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand USD
Current Assets	295
Cash and cash equivalents	284
Trade and other receivables	11
Non-current Assets	3,294
IPP solar parks	3,253
Other Non-current Assets	41
Current Liabilities	(143)
Trade and other payables	(62)
Borrowing	(81)
Non-current Liabilities	(1,319)
Long-term borrowing	(1,319)
Net Assets disposed of	2,127

Schedule of gain (loss) on disposal of subsidiary
Thousand USD
Cash Consideration received in:	2,979
Net assets disposed of	(2,127)
Re-evaluate fair value of residual investment	612
Gain on disposal of a subsidiary	1,464

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand USD
Consideration received in cash and cash equivalent	2,979
Less: Cash and cash equivalent balances disposed of	(284)
Net cash inflow arising on disposal	2,695

Companies based in Cypriot
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand USD
Current Assets	10,590
Cash and cash equivalents	3,633
Trade and other receivables	6,957
Non-current Assets	32,827
IPP solar parks	31,431
Other Non-current Assets	1,396
Current Liabilities	(1,918)
Trade and other payables	(1,918)
Net Assets disposed of	41,499

Schedule of gain (loss) on disposal of subsidiary
Thousand USD
Cash Consideration received in:	41,915
Net assets disposed of	(41,499)
Gain/(Loss) on disposal of a subsidiary	416

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand USD
Consideration received in cash and cash equivalent	41,915
Less: Cash and cash equivalent balances disposed of	(3,633)
Net cash inflow arising on disposal	38,282